Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Property and equipment [Line Items]
Beginning Balance	$ 2,904,413	$ 2,871,231
Depreciation	149,895	188,969	$ 292,044
Ending Balance	3,720,807	2,904,413	2,871,231
Buildings [member]
Schedule of Property and equipment [Line Items]
Beginning Balance	2,651,296	2,658,639
Ending Balance	2,514,152	2,651,296	2,658,639
Security equipment [Member]
Schedule of Property and equipment [Line Items]
Beginning Balance	110,519	114,176
Ending Balance	1,079,784	110,519	114,176
Motor vehicles [member]
Schedule of Property and equipment [Line Items]
Beginning Balance	113,335	22,283
Ending Balance	69,612	113,335	22,283
Renovation [Member]
Schedule of Property and equipment [Line Items]
Beginning Balance	4,064	41,473
Ending Balance	2,532	4,064	41,473
Office equipment [member]
Schedule of Property and equipment [Line Items]
Beginning Balance	22,757	32,778
Ending Balance	53,338	22,757	32,778
Fixtures and fittings [member]
Schedule of Property and equipment [Line Items]
Beginning Balance	2,442	1,882
Ending Balance	1,389	2,442	1,882
Gross carrying amount [member]
Schedule of Property and equipment [Line Items]
Beginning Balance	4,750,614	4,513,771
Additions	1,052,484	198,944
Written off		(39,306)
Disposals		(38,314)
Currency translation adjustments	(143,008)	115,519
Ending Balance	5,660,090	4,750,614	4,513,771
Gross carrying amount [member] | Buildings [member]
Schedule of Property and equipment [Line Items]
Beginning Balance	2,881,844	2,805,806
Additions
Written off
Disposals
Currency translation adjustments	(88,344)	76,038
Ending Balance	2,793,500	2,881,844	2,805,806
Gross carrying amount [member] | Security equipment [Member]
Schedule of Property and equipment [Line Items]
Beginning Balance	719,914	661,277
Additions	988,816	36,582
Written off
Disposals
Currency translation adjustments	(22,069)	22,055
Ending Balance	1,686,661	719,914	661,277
Gross carrying amount [member] | Motor vehicles [member]
Schedule of Property and equipment [Line Items]
Beginning Balance	470,457	404,413
Additions	6,800	137,476
Written off		(39,306)
Disposals		(38,314)
Currency translation adjustments	(12,651)	6,188
Ending Balance	464,606	470,457	404,413
Gross carrying amount [member] | Renovation [Member]
Schedule of Property and equipment [Line Items]
Beginning Balance	406,207	398,665
Additions	2,532
Written off
Disposals
Currency translation adjustments	(12,453)	7,542
Ending Balance	396,286	406,207	398,665
Gross carrying amount [member] | Office equipment [member]
Schedule of Property and equipment [Line Items]
Beginning Balance	224,355	199,639
Additions	54,336	21,852
Written off
Disposals
Currency translation adjustments	(6,025)	2,864
Ending Balance	272,666	224,355	199,639
Gross carrying amount [member] | Fixtures and fittings [member]
Schedule of Property and equipment [Line Items]
Beginning Balance	47,837	43,971
Additions		3,034
Written off
Disposals
Currency translation adjustments	(1,466)	832
Ending Balance	46,371	47,837	43,971
Accumulated depreciation, amortisation and impairment [Member]
Schedule of Property and equipment [Line Items]
Beginning Balance	1,846,201	1,642,540
Depreciation	149,895	188,970
Written off		(30,135)
Disposals		(28,096)
Currency translation adjustments	(56,813)	72,922
Ending Balance	1,939,283	1,846,201	1,642,540
Accumulated depreciation, amortisation and impairment [Member] | Buildings [member]
Schedule of Property and equipment [Line Items]
Beginning Balance	230,548	147,167
Depreciation	56,817	56,666
Written off
Disposals
Currency translation adjustments	(8,017)	26,715
Ending Balance	279,348	230,548	147,167
Accumulated depreciation, amortisation and impairment [Member] | Security equipment [Member]
Schedule of Property and equipment [Line Items]
Beginning Balance	609,395	547,101
Depreciation	16,438	28,537
Written off
Disposals
Currency translation adjustments	(18,956)	33,757
Ending Balance	606,877	609,395	547,101
Accumulated depreciation, amortisation and impairment [Member] | Motor vehicles [member]
Schedule of Property and equipment [Line Items]
Beginning Balance	357,122	382,130
Depreciation	42,282	35,028
Written off		(30,135)
Disposals		(28,096)
Currency translation adjustments	(4,410)	(1,805)
Ending Balance	394,994	357,122	382,130
Accumulated depreciation, amortisation and impairment [Member] | Renovation [Member]
Schedule of Property and equipment [Line Items]
Beginning Balance	402,143	357,192
Depreciation	4,006	37,550
Written off
Disposals
Currency translation adjustments	(12,395)	7,401
Ending Balance	393,754	402,143	357,192
Accumulated depreciation, amortisation and impairment [Member] | Office equipment [member]
Schedule of Property and equipment [Line Items]
Beginning Balance	201,598	166,861
Depreciation	29,355	28,725
Written off
Disposals
Currency translation adjustments	(11,625)	6,012
Ending Balance	219,328	201,598	166,861
Accumulated depreciation, amortisation and impairment [Member] | Fixtures and fittings [member]
Schedule of Property and equipment [Line Items]
Beginning Balance	45,395	42,089
Depreciation	997	2,464
Written off
Disposals
Currency translation adjustments	(1,410)	842
Ending Balance	$ 44,982	$ 45,395	$ 42,089